CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Sep. 30, 2025
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

3.CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of financial statements in compliance with IFRS requires the Company’s management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the of the financial statement, and the reported amounts of revenues and expenses during the period. These estimates are periodically reviewed, and any necessary adjustments are reported in the period in which they become known. Actual results could differ from these estimates due to risks and uncertainties. Significant estimates and assumptions include provisions for future tax, share-based compensation, fair value of the Level 2 and Level 3 investments, and the fair value of treasury management investments. Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties. To the extent that there are material differences between these estimates and actual results, the Company’s financial statements will be affected. The Company based its estimates on historical experience, future cash flows, discount rates, comparable market analysis, and on various other assumptions that are believed to be reasonable; the result of which forms the basis for making judgments about the carrying values of assets and liabilities, as well as reported amounts during the reported periods.

Critical Judgements

Accounting for cryptocurrencies - The Company accounts for its cryptocurrencies as Intangible assets which are recorded at fair value using the revaluation model under IAS 38 with changes in fair value recorded in other comprehensive income. There was significant judgment applied by the Company in making this assessment as accounting for cryptocurrencies depends on the nature of the asset, the use of the asset including the expected timeline or use, and how the asset is held. This judgement included consideration of the operations, strategy, and intent of management. The Company classifies its cryptocurrency holdings as noncurrent and as an intangible asset, based on the Company’s overall strategy to hold a portfolio of asset tokens from an approved product list in order to buy/sell to risk-manage long positions. The Company also assessed the industry and what would appropriately reflect the operations of the Company. With the guidance under IFRS, there was significant judgment by management in determining the accounting for cryptocurrencies as well as the classification. As the Company’s operations mature together with the industry, the accounting and classification of cryptocurrencies continue to be sources of critical judgment and estimation.

There is currently also no specific definitive guidance in IFRS or alternative accounting frameworks for the accounting for the validating, staking and strategic selling of digital currencies and management has exercised significant judgement in determining appropriate accounting treatment for the recognition of income.

Valuation techniques of certain investments (Level 2 and Level 3) - The fair value of investments is measured using an income or market approach (note 20). The determination of the fair value requires significant judgement by the Company and include the use of the milestone method analysis and other valuation techniques.

Useful economic life of intangible assets - The determination of the useful economic life of intangible assets requires significant management judgement. In assessing the appropriate amortization period, management considers a range of factors including the nature and expected use of the asset, technological obsolescence, competitive environment, and historical experience with similar assets. Where the intangible asset is associated with rapidly evolving technology or markets, the estimated useful life may be shorter due to an increased risk of obsolescence.

These estimates are reviewed at each reporting date. Any changes in expected future economic benefits, legal or regulatory frameworks, or market conditions may result in a revision to the useful life and are accounted for prospectively as a change in accounting estimate.

Asset acquisitions - The Company assesses whether an acquisition is an asset acquisition or a business combination. The Company accounts for an acquisition as a business combination if the assets acquired and liabilities assumed constitute a business and the Company obtains control of the business. When the cost of a business combination exceeds the fair value of the identifiable assets acquired or liabilities assumed, such excess is recognized as goodwill. Transaction related costs are expensed as incurred. If an acquisition does not meet the definition of a business combination, the Company accounts for the acquisition as an asset acquisition. All acquisitions (note 7) have been recognized as asset acquisitions.

Significant Estimates

Valuation of Level 2 and Level 3 investments – The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Company uses its judgement to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period. For details of the key assumptions used and the impact of changes to these assumptions see note 20.

Impairment of intangible assets - Determining whether intangible assets are impaired requires an estimation of the recoverable amount of the asset. Such recoverable amount corresponds, for the purpose of impairment assessment, to the higher of the value in use or the fair value less costs of disposal of the asset. The value in use calculation requires management to estimate future cash flows expected to arise from the asset and a suitable discount rate in order to calculate present value.

For the value in use approach, the values assigned to key assumptions reflect past experience and external sources of information that are deemed accurate and reliable.